SCHEDULE OF INTANGIBLE ASSETS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Intangible assets, cost, beginning balance	$ 35,009	$ 3
Intangible assets, cost, additions	5,171	35,006
Intangible assets, cost, ending balance	40,180	35,009
Accumulated amortization, beginning balance		(0)
Accumulated amortization	6,818	3,501
Accumulated amortization, ending balance	10,319
Intangible assets, net	29,861	31,508
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost, beginning balance	35,006
Intangible assets, cost, additions	5,171	35,006
Intangible assets, cost, ending balance	40,177	35,006
Accumulated amortization, beginning balance	3,501	(0)
Accumulated amortization	6,818	3,501
Accumulated amortization, ending balance	10,319	3,501
Intangible assets, net	29,858	31,505
HealthTab [member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost, beginning balance	1	1
Intangible assets, cost, additions
Intangible assets, cost, ending balance	1	1
Accumulated amortization, beginning balance	(0)	(0)
Accumulated amortization
Accumulated amortization, ending balance		(0)
Intangible assets, net	1	1
Corozon [member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost, beginning balance	1	1
Intangible assets, cost, additions
Intangible assets, cost, ending balance	1	1
Accumulated amortization, beginning balance
Accumulated amortization
Accumulated amortization, ending balance
Intangible assets, net	1	1
Emerald [member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost, beginning balance	1	1
Intangible assets, cost, additions
Intangible assets, cost, ending balance	1	1
Accumulated amortization, beginning balance
Accumulated amortization
Accumulated amortization, ending balance
Intangible assets, net	$ 1	$ 1